Description of Business (Details)	12 Months Ended
Dec. 31, 2016
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	20.00%
General partner interest of Navios Holdings	2.00%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	46.10%
Percentage of voting stock of Navios Holdings in Navios Acquisition	43.40%
Navios Midstream
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	0.00%